Nationwide Life Insurance Company:
o Nationwide VLI Separate Account - 5


                 Prospectus supplement dated October 19, 2005 to
                        Prospectus dated October 14, 2005

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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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1. Effective October 19, 2005 The "In Summary: Fee Tables" Section is amended to include footnote (19) in the "representative" amount heading for the following charges:

     o    Estate Protection Rider
     o    Policy Split Option Rider